Document and Entity Information	Oct. 10, 2017
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Oct. 10, 2017
Document Effective Date	Oct. 10, 2017
Prospectus Date	May 01, 2017
Eaton Vance Core Bond Fund | Class A
Risk/Return:
Trading Symbol	EAGIX
Eaton Vance Core Bond Fund | Class I
Risk/Return:
Trading Symbol	EIGIX